Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases	Leases
For the years ended as of December 31, 2024 and 2023, the change in the Company’s right-of-use assets, is as follows:

	2024	2023
Balance at beginning of the period	Ps. 2,388	Ps. 2,069
Additions	1,046	586
Remeasurements	792	812
Disposals	(417)	(271)
Depreciation	(921)	(776)
Hyperinflationary economies effect	11	6
Effects of changes in foreign exchange rates	90	(38)
Balance at end of the period	Ps. 2,989	Ps. 2,388

As of December 31, 2024 and 2023, the lease liabilities are integrated as follows:

	2024	2023
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps. 1,175	Ps. 966
One to three years	1,811	1,386
More than three years	1,294	1,353
Total undiscounted lease liabilities on December 31	Ps. 4,280	Ps. 3,705
Lease liabilities included in the statement of financial position on December 31	3,184	2,521
Current	Ps. 889	Ps. 752
Non-Current	Ps. 2,295	Ps. 1,769

For the years ended as of December 31, 2024 and 2023, the change in the Company’s lease liabilities, is as follows:

	2024	2023
Balance at beginning of the period	Ps. 2,521	Ps. 2,135
Additions	1,046	586
Remeasurements	792	812
Disposals	(417)	(277)
Payments	(856)	(690)
Foreign exchange effects	7	(20)
Effects of changes in foreign exchange rates	91	(25)
Balance at end of the period	Ps. 3,184	Ps. 2,521

The total lease payments during 2024, 2023 and 2022 were Ps. 1,205, Ps. 968, and Ps. 763, respectively; out of which, Ps. 349, Ps. 278, and Ps. 132, represented the interest expense reported in the consolidated income statements for the years ended on December 31, 2024, 2023 and 2022, respectively.

The expenses for the low value assets and short-term leases reported in the consolidated income statements recognized in operating expenses for the years ended on December 31, 2024, 2023 and 2022 were Ps. 238, Ps. 190 and Ps. 116, respectively.

As of December 31, 2024, 2023 and 2022 the weighted average incremental borrowing rate was 11.25%, 10.18% and 9.29%, respectively.